EARNINGS PER SHARE (Tables)	12 Months Ended
Jan. 31, 2022
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Income per Common Share
The following table summarizes the calculation of basic and diluted net income per ordinary share attributable to Cognyte for the years ended January 31, 2022, 2021, and 2020:

	Year Ended January 31,
(in thousands except share and per share data)	2022	2021	2020
Net (loss) income	$(10,256)	$20,310	$27,370
Net income attributable to noncontrolling interest	4,634	6,107	7,179
Net (loss) income attributable to Cognyte of Verint Systems Inc.	$(14,890)	$14,203	$20,191

Ordinary shares outstanding:
Basic shares	66,570	65,773	65,773
Effective of dilutive shares	—	—	—
Diluted shares	66,570	65,773	65,773

Net (loss) income per share attributable to Cognyte Software Ltd.:
Basic	$(0.22)	$0.22	$0.31
Diluted	$(0.22)	$0.22	$0.31